CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	$ 1,024,029	¥ 7,129,088	¥ 2,675,031	¥ 656,782
Operating expenses:
Rental cost	(919,300)	(6,399,982)	(2,171,755)	(511,697)
Depreciation and amortization	(163,496)	(1,138,225)	(373,231)	(98,984)
Other operating expenses	(108,928)	(758,333)	(295,141)	(46,456)
Pre-opening expense	(32,169)	(223,955)	(270,399)	(62,119)
Sales and marketing expenses	(149,127)	(1,038,191)	(471,026)	(80,991)
General and administrative expenses	(75,767)	(527,479)	(203,847)	(49,960)
Technology and product development expenses	(27,827)	(193,725)	(110,954)	(25,194)
Operating loss	(452,585)	(3,150,802)	(1,221,322)	(218,619)
Change in fair value of convertible loan			(6,962)	(441)
Interest expenses	(50,620)	(352,408)	(163,357)	(55,013)
Interest income	9,169	63,831	20,226	831
Investment income			1,778	1,606
Loss before income taxes	(494,036)	(3,439,379)	(1,369,637)	(271,636)
Income tax benefit/(expense)	311	2,167	(112)	112
Net loss	(493,725)	(3,437,212)	(1,369,749)	(271,524)
Loss attributable to noncontrolling interest	(342)	(2,380)	(4,134)
Net loss	(493,383)	(3,434,832)	(1,365,615)	(271,524)
Accretion and modification of redeemable convertible preferred shares	(50,096)	(348,756)	(111,132)	(14,123)
Net loss attributable to ordinary shareholders of Phoenix Tree Holdings Limited	(543,479)	(3,783,588)	(1,476,747)	(285,647)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	(7,870)	(54,791)	(4,478)	1,777
Unrealized gain on available-for-sale securities, net of income taxes of RMB112				337
Less: reclassification adjustment for gain on available-for-sale securities realized in net income, net of income taxes of RMB112			(337)
Comprehensive loss	(501,595)	(3,492,003)	(1,374,564)	(269,410)
Comprehensive loss attributable to noncontrolling interest	(342)	(2,380)	(4,134)
Comprehensive loss attributable to ordinary shareholders of Phoenix Tree Holdings Limited	$ (501,253)	¥ (3,489,623)	¥ (1,370,430)	¥ (269,410)
Net loss per share
-Basic and diluted (per share) | (per share)	$ (2.16)	¥ (15.05)	¥ (7.95)	¥ (2.55)
Weighted average number of shares outstanding used in computing net loss per share
-Basic and diluted | shares	251,347,723	251,347,723	185,677,083	111,848,958